ADVANCES RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
Disclosure of detailed information about trade and other receivables [Table Text Block]
	December 31, 2019	December 31, 2018
Advances receivable	$ 63,895	$ 50,581